Consolidated Statements of Cash Flows - ZAR (R) R in Thousands		12 Months Ended
		Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Cash flows from operating activities
Profit before taxation		R 1,065,710	R 894,104	R 682,083
Adjustments		707,029	591,190	583,734
Depreciation on property, plant and equipment		588,660	493,788	458,281
Amortization of capitalized commission assets		83,155	64,707	64,566
Amortization of intangible assets		59,482	51,143	39,078
Capitalized commission assets written off	[1]			15,301
Gain on disposal of property, plant and equipment		(1,537)	(4,954)	(1,150)
Finance income		(39,418)	(23,255)	(6,083)
Finance costs		15,822	10,095	12,331
Provision for warranties charge		477	(1,305)	904
Fair value changes to derivative assets		388	971	506
Working capital adjustments
Inventories		72,737	(53,790)	(25,369)
Trade and other receivables and prepayments		(551,230)	(62,833)	(52,053)
Trade and other payables		55,496	67,940	(11,677)
Deferred revenue		47,375	46,251	78,130
Capitalized commission assets		(163,716)	(112,738)	(112,639)
Cash generated from operating activities		1,233,401	1,370,124	1,142,209
Finance income received		39,418	23,255	6,083
Finance cost paid		(15,822)	(10,095)	(14,061)
Income tax paid		(301,957)	(256,621)	(202,525)
Net cash generated from operating activities		955,040	1,126,663	931,706
Cash flows from investing activities
Purchase of property, plant and equipment		(876,354)	(579,656)	(552,634)
Purchase of property, plant and equipment – Telematics devices and equipment on hand		(649,385)	(457,542)	(500,203)
Purchase of property, plant and equipment – Other		(226,969)	(122,114)	(52,431)
Proceeds on disposal of property, plant and equipment		2,883	10,499	4,840
Investment in intangible assets		(51,214)	(46,653)	(43,816)
Acquisition of subsidiary, net of cash acquired		(5,102)		(66,607)
Advances of loans to related party		(2,400)	(6,400)
Net cash utilized by investing activities		(932,187)	(622,210)	(658,217)
Cash flows from financing activities
Proceeds from related parties loans		342	315
Repayment of related parties loans		(52)	(1,940)	(845,003)
Cash transferred from/(to) restricted cash	[2]			834,543
Acquiring interest in subsidiaries without change in control				(66,386)
Net proceeds from issuance of share capital	[3]			450,727
Purchase of treasury shares		(23,816)
Proceeds from term loans obtained			502	110,000
Repayment of term loans		(12,018)	(31,034)	(101,708)
Payments of lease liabilities		(57,892)	(56,617)	(47,201)
Dividends paid		(499,518)	(331,252)
Net cash (utilized by)/ generated from financing activities		(592,954)	(420,026)	334,972
Net (decrease)/increase in cash and cash equivalents		(570,101)	84,427	608,461
Cash and cash equivalents at the beginning of the year		965,750	718,026	76,098
Effect of exchange rate changes on cash and cash equivalents		40,516	163,297	33,467
Cash and cash equivalents at the end of the year		R 436,165	R 965,750	R 718,026

[1]	During the financial year ended February 28, 2022, the Group uncovered collusion between a few insurance brokers and certain staff members. This resulted in write-off of capitalized commission assets, of ZAR 15.3 million through profit or loss. The write-off was recognized in general and administration operating expenses for the year ended February 28, 2022. The error was corrected prospectively as the impact to the prior periods is not material. No instances were noted for the financial year ended February 29, 2024 and February 28, 2023.
[2]	On December 29, 2020, the Group received ZAR 882.4 million (USD 58.5 million) from a related party - Orient Victoria Pte Ltd for the sole purpose of facilitating the Company’s acquisition of the remaining interest in Cartrack Holdings Proprietary Limited. The loan was fully repaid on April 22, 2021.
[3]	On April 21, 2021 Karooooo bought out all of the minority shareholders of Cartrack and delisted Cartrack from Johannesburg Stock Exchange (“JSE”). In terms of the reinvestment offer, investors who elected to remain invested in Cartrack received 1 Karooooo ordinary share for every 10 Cartrack ordinary shares owned on the JSE prior to the finalization of the reinvestment offer. Karooooo concluded an inward secondary listing on the JSE on April 21, 2021 and issued 9,410,712 ordinary shares of ZAR 3,952 million to eligible Cartrack shareholders who opted to reinvest the proceeds of sale of their Cartrack shares into Karooooo. Included in the net proceeds from issuance of share capital are transaction costs of ZAR 49.2 million. See Note 1 for details.